Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 29, 2018

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) for the

iShares MSCI Emerging Markets Asia ETF (EEMA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 1, 2018:

	Current	New
Underlying Index	MSCI Emerging Markets Asia Index	MSCI EM Asia Custom Capped Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI EM Asia Custom Capped Index (the “Underlying Index”), which is designed to measure equity market performance in the emerging market countries of Asia. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 25% of the weight of the Underlying Index in the aggregate. The Underlying Index constrains at quarterly rebalance: (i) the weight of any single group entity (as defined by MSCI Inc.) to a maximum of 22.50%, and (ii) the aggregate weight of all group entities exceeding a 4.50% weight to a maximum of 22.50%. Outside the scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 22.50% for any single issuer and 24.00% for any group entities representing more than 4.75%. As of February 28, 2018, the Underlying Index consisted of issuers in the following nine emerging market countries or regions: China, India, Indonesia, Malaysia, Pakistan, the Philippines, South Korea, Taiwan and Thailand. The Underlying Index may include large-, mid- or small capitalization companies. As of February 28, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and information technology sectors. The components of the Underlying Index, and the degree to which these components represent certain industries and/or countries, are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Emerging Markets Asia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	isi_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 29, 2018

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) for the

iShares MSCI Emerging Markets Asia ETF (EEMA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 1, 2018:

	Current	New
Underlying Index	MSCI Emerging Markets Asia Index	MSCI EM Asia Custom Capped Index

Change in the Fund’s Principal Investment Strategies

The first paragraph on page S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI EM Asia Custom Capped Index (the “Underlying Index”), which is designed to measure equity market performance in the emerging market countries of Asia. The Underlying Index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the Underlying Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the Underlying Index will not exceed a maximum of 25% of the weight of the Underlying Index in the aggregate. The Underlying Index constrains at quarterly rebalance: (i) the weight of any single group entity (as defined by MSCI Inc.) to a maximum of 22.50%, and (ii) the aggregate weight of all group entities exceeding a 4.50% weight to a maximum of 22.50%. Outside the scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 22.50% for any single issuer and 24.00% for any group entities representing more than 4.75%. As of February 28, 2018, the Underlying Index consisted of issuers in the following nine emerging market countries or regions: China, India, Indonesia, Malaysia, Pakistan, the Philippines, South Korea, Taiwan and Thailand. The Underlying Index may include large-, mid- or small capitalization companies. As of February 28, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and information technology sectors. The components of the Underlying Index, and the degree to which these components represent certain industries and/or countries, are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.